Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 820,000	$ 676,000
Marketable securities	16,000	218,000
Receivables and prepaids	175,000	247,000
Total Current Assets	1,011,000	1,141,000
NON-CURRENT ASSETS
Mineral property interests	37,282,000	31,300,000
Mineral property deposits	1,000	107,000
Equipment	129,000	197,000
Total Non-Current Assets	37,412,000	31,604,000
Total Assets	38,423,000	32,745,000
CURRENT LIABILITIES
Accounts payable and accrued liabilities	1,129,000	928,000
Flow through premium liability	52,000	0
Lease liability, current	62,000	62,000
Total current liabilities	1,243,000	990,000
LONG TERM LIABILITIES
Deferred compensation liability	856,000	422,000
Lease liability, long term	40,000	88,000
Deferred tax liabilities	2,311,000	1,265,000
Total Long Term Liabilities	3,207,000	1,775,000
Total Liabilities	4,450,000	2,765,000
SHAREHOLDERS' EQUITY
Share capital	96,659,000	91,688,000
Reserve for share-based payments	635,000	593,000
Accumulated other comprehensive loss	(4,109,000)	(5,669,000)
Deficit	(59,212,000)	(56,632,000)
Total Shareholders' Equity	33,973,000	29,980,000
Total Liabilities and Shareholders' Equity	$ 38,423,000	$ 32,745,000